Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events
Subsequent Events

Note 18 — Subsequent Events

For the consolidated financial statements as of December 31, 2023, the Company has evaluated subsequent events through March 29, 2024, the date the financial statements were available to be issued.

In March 2024, the Company entered into an earnout waiver agreement whereby the Company and other parties thereto agreed to cancel the earnout provision in the Business Combination Agreement referenced in Note 1.

In March 2024, the Company entered into an agreement to waive the lock-up restrictions with respect to 2,146,067 shares of the Company’s common stock which are currently subject to lock-up pursuant to that certain Lock-Up Agreement, dated December 19, 2023, between the Company, SportsMap, LLC, and certain other holders of the Company’s common stock. The 2,146,067 shares being released from lock-up restrictions are held by certain holders who are not affiliates of the Company. Without such waiver, these shares would have been subject to lock-up restrictions until June 19, 2024.